Description of Business and Segmented Disclosures - Schedule of Capital Expenditures (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Disclosure Of Reportable Segments [Line Items]
Capital Investment	$ 148	$ 294	$ 599	$ 859
Total Capital Expenditures	152	294	609	868
Oil Sands Segment [Member]
Disclosure Of Reportable Segments [Line Items]
Capital Investment	65	134	337	477
Acquisition Capital	1		6	2
Conventional Segment [Member]
Disclosure Of Reportable Segments [Line Items]
Capital Investment	12	32	39	61
Acquisition Capital	3		4	3
Refining and Marketing Segment [Member]
Disclosure Of Reportable Segments [Line Items]
Capital Investment	65	87	172	214
Acquisition Capital				4
Corporate And Eliminations Segment [Member]
Disclosure Of Reportable Segments [Line Items]
Capital Investment	$ 6	$ 41	$ 51	$ 107